BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
Curtiss-Wright Corp. ................. 3,297 $ 458,810
General Dynamics Corp. .............. 7,960 1,688,873
HEICO Corp. ..................... 920 132,462
Lockheed Martin Corp. ............... 3,413 1,318,408
Northrop Grumman Corp. ............. 321 150,973
3,749,526
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.
(a)
......... 3,758 361,933
Expeditors International of Washington, Inc. . 2,575 227,398
FedEx Corp. ...................... 1,030 152,924
United Parcel Service, Inc., Class B ...... 3,322 536,636
1,278,891
Auto Components — 0.2%
Aptiv plc
(b)
........................ 331 25,887
Lear Corp. ....................... 2,826 338,244
364,131
Automobiles — 2.0%
Tesla, Inc.
(b)
....................... 12,175 3,229,419
Banks — 3.2%
Bank of America Corp. ............... 80,297 2,424,969
Huntington Bancshares, Inc. ........... 1,536 20,244
JPMorgan Chase & Co. .............. 22,749 2,377,271
US Bancorp ...................... 6,346 255,871
5,078,355
Beverages — 2.5%
Brown-Forman Corp., Class B .......... 17,168 1,142,874
Coca-Cola Europacific Partners plc ....... 639 27,234
PepsiCo, Inc. ..................... 17,244 2,815,255
3,985,363
Biotechnology — 2.0%
AbbVie, Inc. ...................... 3,486 467,856
Amgen, Inc. ...................... 5,466 1,232,036
Biogen, Inc.
(b)
..................... 1,512 403,704
BioMarin Pharmaceutical, Inc.
(b)
......... 1,434 121,560
Blueprint Medicines Corp.
(b)
............ 3,767 248,208
Exact Sciences Corp.
(b)
............... 5,989 194,583
Exelixis , Inc.
(b)
..................... 3,526 55,288
Gilead Sciences, Inc. ................ 745 45,959
Novavax , Inc.
(b)
.................... 2,153 39,184
Seagen , Inc.
(b)
..................... 1,967 269,145
Ultragenyx Pharmaceutical, Inc.
(b)
........ 598 24,763
3,102,286
Building Products — 0.9%
AO Smith Corp. .................... 384 18,655
Builders FirstSource , Inc.
(b)
............ 4,827 284,407
Fortune Brands Home & Security, Inc. ..... 8,368 449,278
Owens Corning .................... 8,365 657,572
1,409,912
Capital Markets — 0.8%
Bank of New York Mellon Corp. (The) ..... 21,083 812,117
Charles Schwab Corp. (The) ........... 1,805 129,725
CME Group, Inc. ................... 981 173,765
Intercontinental Exchange, Inc. ......... 1,607 145,192
Northern Trust Corp. ................. 353 30,203
1,291,002
Chemicals — 2.8%
CF Industries Holdings, Inc. ............ 184 17,710
Corteva , Inc. ...................... 4,787 273,577
Security
Shares
Shares Value
Chemicals (continued)
Ecolab, Inc.
(a)
..................... 9,550 $ 1,379,211
FMC Corp. ....................... 9,799 1,035,755
Linde plc
(a)
....................... 5,931 1,598,938
LyondellBasell Industries NV, Class A ..... 1,089 81,980
4,387,171
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc. .................... 1,685 216,573
Communications Equipment — 0.3%
Juniper Networks, Inc. ............... 19,988 522,087
Consumer Finance — 2.2%
American Express Co. ............... 15,070 2,033,094
Capital One Financial Corp. ............ 12,274 1,131,295
Discover Financial Services ............ 2,497 227,027
Synchrony Financial ................. 3,955 111,491
3,502,907
Diversified Consumer Services — 0.3%
H&R Block, Inc. .................... 9,523 405,109
Terminix Global Holdings, Inc.
(b)
......... 580 22,208
427,317
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B
(b)
...... 6,009 1,604,523
Voya Financial, Inc. ................. 24,606 1,488,663
3,093,186
Electric Utilities — 0.7%
Entergy Corp.
(a)
.................... 1,027 103,347
NextEra Energy, Inc. ................ 3,795 297,566
NRG Energy, Inc.
(a)
.................. 13,727 525,332
Xcel Energy, Inc. ................... 3,018 193,152
1,119,397
Electrical Equipment — 0.8%
AMETEK, Inc. ..................... 5,748 651,881
Eaton Corp. plc .................... 4,592 612,389
1,264,270
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc. ....................... 606 21,889
Flex Ltd.
(b)
........................ 12,802 213,281
TE Connectivity Ltd. ................. 642 70,851
306,021
Energy Equipment & Services — 0.7%
Halliburton Co. .................... 19,316 475,560
Patterson-UTI Energy, Inc. ............ 7,492 87,507
Schlumberger NV .................. 15,095 541,910
1,104,977
Entertainment — 0.4%
(b)
Live Nation Entertainment, Inc. .......... 4,763 362,179
Roku, Inc. ........................ 2,270 128,028
Spotify Technology SA ............... 804 69,385
Warner Bros Discovery, Inc. ............ 3,533 40,629
600,221
Equity Real Estate Investment Trusts (REITs) — 3.4%
Crown Castle, Inc. .................. 5,958 861,229
Equinix , Inc. ...................... 183 104,098
Equity Residential .................. 2,582 173,562
Essex Property Trust, Inc. ............. 4,932 1,194,678
Lamar Advertising Co., Class A ......... 750 61,868
Prologis, Inc. ...................... 11,642 1,182,827
SBA Communications Corp. ........... 389 110,729

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc. ............ 18,867 $ 1,693,313
5,382,304
Food & Staples Retailing — 0.5%
Costco Wholesale Corp. .............. 897 423,626
Kroger Co. (The) ................... 6,796 297,325
Sysco Corp. ...................... 673 47,588
768,539
Food Products — 0.9%
Archer-Daniels-Midland Co. ............ 2,072 166,692
Bunge Ltd. ....................... 1,954 161,342
Hershey Co. (The)
(a)
................. 2,797 616,655
Mondelez International, Inc., Class A ...... 5,783 317,082
Tyson Foods, Inc., Class A ............ 3,778 249,083
1,510,854
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories ................. 6,395 618,780
Boston Scientific Corp.
(b)
.............. 35,480 1,374,140
IDEXX Laboratories, Inc.
(b)
............. 347 113,053
Medtronic plc ..................... 5,888 475,456
2,581,429
Health Care Providers & Services — 4.3%
AmerisourceBergen Corp. ............. 5,267 712,783
Cigna Corp. ...................... 8,078 2,241,403
CVS Health Corp. .................. 5,598 533,881
Elevance Health, Inc. ................ 3,461 1,572,124
McKesson Corp. ................... 902 306,563
UnitedHealth Group, Inc. .............. 2,952 1,490,878
6,857,632
Health Care Technology — 0.4%
(b)
Teladoc Health, Inc.
(a)
................ 21,629 548,295
Veeva Systems, Inc., Class A ........... 318 52,432
600,727
Hotels, Restaurants & Leisure — 1.2%
Choice Hotels International, Inc.
(a)
........ 1,162 127,262
Domino's Pizza, Inc. ................. 499 154,790
Royal Caribbean Cruises Ltd.
(b)
......... 2,146 81,334
Texas Roadhouse, Inc. ............... 1,045 91,187
Travel + Leisure Co. ................. 38,095 1,299,801
Yum! Brands, Inc. .................. 2,009 213,637
1,968,011
Household Durables — 0.1%
Lennar Corp., Class A ................ 620 46,221
Whirlpool Corp.
(a)
................... 425 57,294
103,515
Household Products — 2.2%
Colgate-Palmolive Co. ............... 12,643 888,171
Procter & Gamble Co. (The) ........... 20,985 2,649,356
3,537,527
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class C ......... 367 11,689
Vistra Corp. ...................... 19,182 402,822
414,511
Insurance — 2.8%
Allstate Corp. (The)
(a)
................ 2,552 317,801
Marsh & McLennan Cos., Inc. .......... 12,555 1,874,336
MetLife, Inc. ...................... 17,600 1,069,728
Travelers Cos., Inc. (The) ............. 8,237 1,261,908
4,523,773
Security
Shares
Shares Value
Interactive Media & Services — 4.7%
(b)
Alphabet, Inc., Class A ............... 32,976 $ 3,154,155
Alphabet, Inc., Class C ............... 25,389 2,441,152
Meta Platforms, Inc., Class A ........... 11,271 1,529,249
Snap, Inc., Class A .................. 29,557 290,250
7,414,806
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.
(b)
................. 32,981 3,726,853
eBay, Inc. ........................ 24,900 916,569
MercadoLibre , Inc.
(b)
................. 138 114,234
4,757,656
IT Services — 3.7%
Accenture plc, Class A ............... 2,224 572,235
Automatic Data Processing, Inc. ......... 5,112 1,156,283
Cognizant Technology Solutions Corp., Class A 12,779 734,026
Gartner, Inc.
(b)
..................... 358 99,055
Mastercard , Inc., Class A .............. 3,644 1,036,135
Okta , Inc., Class A
(b)
................. 2,127 120,963
Visa, Inc., Class A
(a)
................. 11,848 2,104,797
5,823,494
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc. ............. 13,617 1,655,146
Bruker Corp. ...................... 2,209 117,210
Danaher Corp. .................... 1,082 279,470
Mettler -Toledo International, Inc.
(b)
....... 299 324,152
Syneos Health, Inc.
(b)
................ 1,875 88,406
Thermo Fisher Scientific, Inc. ........... 2,559 1,297,899
West Pharmaceutical Services, Inc. ...... 111 27,315
3,789,598
Machinery — 2.5%
Caterpillar, Inc. .................... 1,161 190,497
Deere & Co. ...................... 1,138 379,967
Illinois Tool Works, Inc. ............... 5,048 911,921
Otis Worldwide Corp. ................ 1,484 94,679
PACCAR, Inc. ..................... 11,028 922,933
Snap-on, Inc. ..................... 3,747 754,459
Timken Co. (The)
(a)
.................. 13,152 776,494
Xylem, Inc. ....................... 284 24,810
4,055,760
Media — 1.6%
Comcast Corp., Class A .............. 25,844 758,004
Fox Corp., Class A .................. 59,180 1,815,642
Fox Corp., Class B .................. 775 22,088
Liberty Media Corp.-Liberty SiriusXM , Class A
(b)
411 15,647
2,611,381
Metals & Mining — 0.3%
Steel Dynamics, Inc. ................. 6,759 479,551
Multiline Retail — 0.8%
Target Corp. ...................... 8,127 1,205,966
Multi-Utilities — 1.8%
CMS Energy Corp. .................. 17,006 990,430
DTE Energy Co. ................... 15,923 1,831,941
2,822,371
Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp. ..................... 12,689 1,823,029
Devon Energy Corp. ................. 7,017 421,932
EOG Resources, Inc.
(a)
............... 13,201 1,474,948
Exxon Mobil Corp. .................. 15,689 1,369,807
Marathon Petroleum Corp. ............ 4,756 472,413
Ovintiv , Inc. ....................... 2,931 134,826
Phillips 66 ........................ 1,577 127,295

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................. 1,903 $ 203,336
6,027,586
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A .... 1,017 219,570
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co. .............. 10,473 744,526
Eli Lilly & Co. ..................... 5,099 1,648,762
Johnson & Johnson ................. 15,549 2,540,085
Merck & Co., Inc. ................... 17,091 1,471,877
Perrigo Co. plc .................... 2,670 95,212
Pfizer, Inc. ....................... 19,440 850,694
Zoetis, Inc. ....................... 3,250 481,942
7,833,098
Professional Services — 0.2%
KBR, Inc.
(a)
....................... 4,901 211,821
Robert Half International, Inc. ........... 451 34,502
246,323
Real Estate Management & Development — 0.2%
(b)
CBRE Group, Inc., Class A ............ 2,841 191,796
Zillow Group, Inc., Class C ............ 1,790 51,212
243,008
Road & Rail — 1.0%
CSX Corp. ....................... 16,250 432,900
JB Hunt Transport Services, Inc. ........ 625 97,762
Landstar System, Inc. ................ 1,659 239,510
Lyft, Inc., Class A
(b)
.................. 14,829 195,298
Ryder System, Inc. .................. 236 17,816
Schneider National, Inc., Class B ........ 14,923 302,937
Uber Technologies, Inc.
(b)
............. 14,053 372,404
1,658,627
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.
(b)
......... 2,965 187,862
Analog Devices, Inc. ................. 13,334 1,857,960
Applied Materials, Inc. ............... 8,480 694,766
Intel Corp. ....................... 52,836 1,361,584
KLA Corp. ........................ 902 272,972
Lam Research Corp. ................ 815 298,290
Lattice Semiconductor Corp.
(b)
.......... 4,088 201,171
Monolithic Power Systems, Inc.
(a)
........ 96 34,886
NVIDIA Corp. ..................... 8,733 1,060,099
QUALCOMM, Inc. .................. 6,015 679,575
Semtech Corp.
(b)
................... 6,754 198,635
Silicon Laboratories, Inc.
(b)
............. 5,560 686,326
7,534,126
Software — 10.7%
Adobe, Inc.
(b)
...................... 4,039 1,111,533
Box, Inc., Class A
(b)
................. 4,890 119,267
Cadence Design Systems, Inc.
(b)
........ 655 107,047
Ceridian HCM Holding, Inc.
(b)
........... 11,223 627,141
Crowdstrike Holdings, Inc., Class A
(b)
...... 293 48,289
DocuSign, Inc.
(b)
................... 1,884 100,737
HubSpot , Inc.
(b)
.................... 186 50,242
Intuit, Inc. ........................ 1,119 433,411
Manhattan Associates, Inc.
(a)(b)
.......... 448 59,597
Microsoft Corp. .................... 42,484 9,894,524
Palo Alto Networks, Inc.
(b)
............. 1,990 325,942
RingCentral, Inc., Class A
(b)
............ 13,060 521,878
Salesforce, Inc.
(b)
................... 8,921 1,283,197
ServiceNow , Inc.
(b)
.................. 2,999 1,132,452
Splunk , Inc.
(b)
..................... 3,398 255,530
VMware, Inc., Class A ................ 616 65,579
Security
Shares
Shares Value
Software (continued)
Workday, Inc., Class A
(b)
.............. 3,566 $ 542,817
Zscaler , Inc.
(a)(b)
.................... 1,611 264,800
16,943,983
Specialty Retail — 2.4%
AutoNation, Inc.
(b)
................... 5,708 581,474
AutoZone, Inc.
(b)
................... 21 44,981
Best Buy Co., Inc.
(a)
................. 3,462 219,283
Home Depot, Inc. (The) .............. 5,315 1,466,621
Lowe's Cos., Inc. ................... 5,232 982,622
Penske Automotive Group, Inc. ......... 2,750 270,682
Ulta Beauty, Inc.
(b)
.................. 758 304,102
Williams-Sonoma, Inc. ............... 215 25,338
3,895,103
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc. ....................... 64,456 8,907,819
Dell Technologies, Inc., Class C ......... 11,180 382,021
Hewlett Packard Enterprise Co. ......... 60,432 723,975
HP, Inc. ......................... 5,329 132,799
NetApp, Inc. ...................... 3,697 228,659
10,375,273
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica , Inc.
(b)
............. 2,330 651,375
Ralph Lauren Corp.
(a)
................ 549 46,626
698,001
Tobacco — 0.2%
Altria Group, Inc. ................... 7,354 296,955
Trading Companies & Distributors — 0.2%
(b)
SiteOne Landscape Supply, Inc. ......... 1,409 146,733
United Rentals, Inc. ................. 664 179,360
326,093
Total Common Stocks — 99.0%
(Cost: $173,886,717) ............................. 157,540,163
Total Long-Term Investments — 99.0%
(Cost: $173,886,717) ............................. 157,540,163
Short-Term Securities
Money Market Funds — 4.4%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 1,573,275 1,573,275
SL Liquidity Series, LLC, Money Market Series,
3.29%
(e)
....................... 5,378,896 5,378,896
Total Short-Term Securities — 4.4%
(Cost: $6,952,119) .............................. 6,952,171
Total Investments — 103.4%
(Cost: $180,838,836 ) ............................. 164,492,334
Liabilities in Excess of Other Assets — (3.4)% ............ (5,437,993)
Net Assets — 100.0% .............................. $ 159,054,341

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,205,475 $ — $ (632,200)
(a)
$ — $ — $ 1,573,275 1,573,275 $ 9,981 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 2,233,504 3,148,768
(a)
— (3,428) 52 5,378,896 5,378,896 9,848
(b)
—
$ (3,428) $ 52 $ 6,952,171 $ 19,829 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 10 12/16/22 $ 1,801 $ (191,611)
Glossary of Terms Used in this Report
Portfolio Abbreviation
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 157,540,163 $ — $ — $ 157,540,163
Short-Term Securities
Money Market Funds ...................................... 1,573,275 — — 1,573,275
$ 159,113,438 $ — $ — $ 159,113,438

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
..................................... 5,378,896
$ —
$ 164,492,334
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (191,611) $ — $ — $ (191,611)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.